SCHEDULE OF OUTSTANDING DEBT INSTRUMENTS (Details) - USD ($)	Jan. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Line of Credit Facility [Line Items]
Total Short-Term Debt			$ 58,596
Unsecured 6% note payable - related party	$ 767,288	767,288	767,288
Unsecured 4% note payable - related party	1,221,958	1,221,958	1,221,958
2021 Series convertible notes - related party	480,000	480,000	800,000
2022 Series convertible notes	200,000	200,000
2023 Series convertible notes - stock settled	405,000		3,000,000
Discount 2023 Series convertible notes	72,555
Total Long-Term Debt	3,001,691	2,669,246	5,789,246
Long Term
Discount 2023 Series convertible notes	$ (72,555)
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Total Short-Term Debt			$ 58,596